Credit Risk - Disclosure of Equivalent Credit Rating Grade used by Standard and Poors Ratings Services (Details)	12 Months Ended
Dec. 31, 2023
Mid | Santander UK risk grade 9
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.01%
Mid | Santander UK risk grade 8
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.032%
Mid | Santander UK risk grade 7
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.10%
Mid | Santander UK risk grade 6
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.316%
Mid | Santander UK risk grade 5
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	1.00%
Mid | Santander UK risk grade 4
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	3.162%
Mid | Santander UK risk grade 3
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	10.00%
Mid | Santander UK risk grade 2
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	31.623%
Mid | Santander UK risk grade 1
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	100.00%
Lower | Santander UK risk grade 9
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.00%
Lower | Santander UK risk grade 8
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.021%
Lower | Santander UK risk grade 7
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.066%
Lower | Santander UK risk grade 6
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.208%
Lower | Santander UK risk grade 5
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.658%
Lower | Santander UK risk grade 4
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	2.081%
Lower | Santander UK risk grade 3
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	6.581%
Lower | Santander UK risk grade 2
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	20.811%
Lower | Santander UK risk grade 1
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	100.00%
Upper | Santander UK risk grade 9
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.021%
Upper | Santander UK risk grade 8
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.066%
Upper | Santander UK risk grade 7
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.208%
Upper | Santander UK risk grade 6
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	0.658%
Upper | Santander UK risk grade 5
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	2.081%
Upper | Santander UK risk grade 4
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	6.581%
Upper | Santander UK risk grade 3
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	20.811%
Upper | Santander UK risk grade 2
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	99.999%
Upper | Santander UK risk grade 1
Disclosure of credit risk exposure [line items]
Standard and poors rating probability of default percent	100.00%